COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease commitments
Office Premises
RMB
2017	169,718,510
2018	51,750,674
2019	20,189,854
2020	6,169,875
2021	3,915,262
Thereafter	19,472,555

271,216,730